Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Feb. 22, 2016
Wimi HK [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Sep. 04, 2018
Ownership percentage	100.00%	100.00%
VIDA Semicon Co., Limited [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Aug. 21, 2020
Ownership percentage	53.00%	53.00%
ICinit Limited [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Jun. 01, 2020
Ownership percentage	51.00%	51.00%
Shenzhen ICinit Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Oct. 12, 2020
Ownership percentage	100.00%	100.00%
Wimi WFOE [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Sep. 20, 2018
Ownership percentage	100.00%	100.00%
Registered capital	¥ 325,500,000	$ 50,000,000
Beijing Wi Mi [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	May 27, 2015
Registered capital	¥ 5,154,639	789,995
Shenzhen Kuxuanyou Technology Co., Ltd.. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Jun. 18, 2012
Registered capital	¥ 10,000,000	1,532,591
Shenzhen Yiruan Tianxia Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Jan. 06, 2016
Registered capital	¥ 10,000,000	1,532,591
Shenzhen Yiruan Tianxia Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Nov. 15, 2017
Registered capital	¥ 10,000,000	1,532,591
Korgas Shengyou Information Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Feb. 13, 2017
Registered capital	¥ 5,000,000	766,295
Korgas Wimi Xinghe Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Oct. 18, 2016
Registered capital	¥ 5,000,000	766,295
Shenzhen Yitian Internet Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Mar. 08, 2011
Registered capital	¥ 20,000,000	3,065,181
Korgas 233 Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Sep. 15, 2017
Registered capital	¥ 1,000,000	153,259
Shenzhen Qianhai Wangxin Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Oct. 16, 2015
Registered capital	¥ 5,000,000	766,295
Shenzhen Yiyou Online Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Jan. 14, 2019
Registered capital	¥ 100,000	15,326
Wuhan 233 Interactive Entertainment Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	May 15, 2020
Registered capital	¥ 100,000	15,326
Weidong Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Oct. 28, 2020
Registered capital	¥ 50,000,000	7,662,953
Korgas Weidong Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Oct. 30, 2020
Registered capital	¥ 20,000,000	3,065,181
Tianjin Weidong Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Oct. 30, 2020
Registered capital	¥ 20,000,000	3,065,181
Shenzhen Yidian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	May 20, 2014
Registered capital	¥ 10,000,000	1,532,591
Shenzhen Duodian Cloud Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Aug. 24, 2017
Registered capital	¥ 5,000,000	766,295
Korgas Duodian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Nov. 25, 2016
Registered capital	¥ 5,000,000	766,295
Kashi Duodian Network Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Jan. 31, 2019
Registered capital	¥ 5,000,000	766,295
Shenzhen Zhiyun Image Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Dec. 03, 2019
Registered capital	¥ 5,000,000	766,295
Shenzhen Yunzhan Image Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Nov. 25, 2016
Registered capital	¥ 5,000,000	766,295
Skystar Development Co., Ltd [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Mar. 30, 2016
Lixin Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Aug. 04, 2020
Registered capital	¥ 200,000,000	30,651,811
Hainan Lixin Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Oct. 10, 2020
Registered capital	¥ 50,000,000	7,662,953
VIYI Algorithm Inc. (“VIYI”), previously known as VIYI Technology Inc. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Sep. 24, 2020
Fe-da Electronics Company Private Limited [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Jan. 09, 2009
Registered capital	¥ 3,262,457	500,001
Excel Crest Limited [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Sep. 10, 2020
VIYI Technology Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Oct. 09, 2020
Shenzhen Weiyixin Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Nov. 18, 2020
Registered capital	¥ 195,747,000	30,000,000
Shanghai Weimu Technology Co., Ltd. [Member]
Nature of Business and Organization (Details) - Schedule of investment in significant subsidiaries (Parentheticals) [Line Items]
Date of incorporation	Nov. 30, 2020
Registered capital	¥ 50,000,000	$ 7,662,953